Investment in Affiliate (Tables)	6 Months Ended
Jun. 30, 2024
Investment in Affiliate [Abstract]
Schedule of Equity Method	The activity in the investment accounted for using the equity method was as follows:
January 1, 2024 – June 30, 2024
USD in thousands
Balance as of January 1, 2024	1,940
Equity losses	(245)
Balance as of June 30, 2024	1,695

Schedule of Statement of Operations	Summarized statement of operations:
	January 1, 2024 – June 30, 2024	February 23, 2023 – June 30, 2023
	USD in thousands
Revenues	840	1,186
Net loss	(500)	(151)

Schedule of Activity in Investment at Fair Value	The activity in investment at fair value was as follows:
January 1, 2024 – June 30, 2024
USD in thousands
Balance as of January 1, 2024	67
Revaluation losses	(56)
Balance as of June 30, 2024	11